Long-Term Debt and Other Financial Liabilities, AVIC Patriotship Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Jan. 08, 2026 USD ($)	Dec. 31, 2024 USD ($)	Jun. 04, 2024 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 293,958		$ 261,451
AVIC Patriotship Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount				$ 16,874
Term of charter contract	5 years
Balloon payment	$ 9,500
Term of variable rate	3 months
Margin on variable rate	2.55%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Balance outstanding	$ 13,541
AVIC Patriotship Sale and Leaseback [Member] | Subsequent Event [Member]
Sale and Leaseback Transaction [Abstract]
Balance outstanding		$ 13,541
AVIC Patriotship Sale and Leaseback [Member] | First Four Installments [Member]
Sale and Leaseback Transaction [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 600
AVIC Patriotship Sale and Leaseback [Member] | Last Sixteen Installments [Member]
Sale and Leaseback Transaction [Abstract]
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly
Installment payment	$ 311